UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21735

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co. (The)	13,686	$3,479,118
Northrop Grumman Corp.	25,030	7,201,631
Rockwell Collins, Inc.	32,746	4,280,230
Textron, Inc.	15,478	833,955

		$15,794,934

Airlines — 0.4%
Alaska Air Group, Inc.	6,254	$476,992
Southwest Airlines Co.	52,956	2,964,477
United Continental Holdings, Inc.(1)	15,000	913,200

		$4,354,669

Auto Components — 0.0%(2)
Adient PLC	5,826	$489,326

		$489,326

Automobiles — 0.2%
General Motors Co.	40,000	$1,615,200

		$1,615,200

Banks — 3.5%
Bank of America Corp.	130,000	$3,294,200
Fifth Third Bancorp	90,126	2,521,725
Huntington Bancshares, Inc.	179,679	2,508,319
JPMorgan Chase & Co.	84,867	8,105,647
KeyCorp	38,413	722,933
M&T Bank Corp.	4,453	717,111
Regions Financial Corp.	413,924	6,304,062
SunTrust Banks, Inc.	49,905	2,982,822
Wells Fargo & Co.	111,947	6,173,877
Zions Bancorporation	25,204	1,189,125

		$34,519,821

Beverages — 1.3%
Coca-Cola Co. (The)	153,082	$6,890,221
PepsiCo, Inc.	56,435	6,288,552

		$13,178,773

Biotechnology — 6.1%
AbbVie, Inc.	6,412	$569,770
Amgen, Inc.	59,770	11,144,117
Biogen, Inc.(1)	35,831	11,219,403
Bioverativ, Inc.(1)	17,915	1,022,409
Celgene Corp.(1)	127,433	18,582,280
Gilead Sciences, Inc.	210,061	17,019,142

		$59,557,121

Security	Shares	Value
Building Products — 0.1%
Allegion PLC	10,516	$909,318

		$909,318

Capital Markets — 2.5%
CME Group, Inc.	12,294	$1,668,050
Goldman Sachs Group, Inc. (The)	15,655	3,713,209
Invesco, Ltd.	25,937	908,833
Moody’s Corp.	35,252	4,907,431
Morgan Stanley	53,096	2,557,634
S&P Global, Inc.	36,507	5,706,409
State Street Corp.	33,478	3,198,488
T. Rowe Price Group, Inc.	15,664	1,419,942

		$24,079,996

Chemicals — 1.4%
AdvanSix, Inc.(1)	2,576	$102,396
Air Products and Chemicals, Inc.	13,083	1,978,411
DowDuPont, Inc.	61,024	4,224,692
PPG Industries, Inc.	69,093	7,507,645

		$13,813,144

Commercial Services & Supplies — 0.0%(2)
Waste Management, Inc.	6,187	$484,256

		$484,256

Communications Equipment — 1.8%
Brocade Communications Systems, Inc.	198,573	$2,372,947
Cisco Systems, Inc.	425,260	14,301,494
Harris Corp.	6,224	819,576

		$17,494,017

Consumer Finance — 1.2%
American Express Co.	50,565	$4,574,110
Capital One Financial Corp.	10,757	910,688
Discover Financial Services	92,596	5,970,590

		$11,455,388

Containers & Packaging — 0.2%
WestRock Co.	27,349	$1,551,509

		$1,551,509

Distributors — 0.2%
Genuine Parts Co.	16,898	$1,616,294

		$1,616,294

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	19,434	$3,562,641

		$3,562,641

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	122,541	$4,799,931
Verizon Communications, Inc.	82,831	4,099,306

		$8,899,237

Electric Utilities — 0.6%
American Electric Power Co., Inc.	14,972	$1,051,633
Edison International	62,309	4,808,386

		$5,860,019

Security	Shares	Value
Energy Equipment & Services — 0.4%
Halliburton Co.	92,888	$4,275,635

		$4,275,635

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	17,730	$2,423,336
Apartment Investment & Management Co., Class A	35,696	1,565,627
Simon Property Group, Inc.	38,580	6,211,766

		$10,200,729

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	26,000	$4,271,540
CVS Health Corp.	88,422	7,190,477
Kroger Co. (The)	75,174	1,507,991
Wal-Mart Stores, Inc.	10,000	781,400
Walgreens Boots Alliance, Inc.	5,828	450,038

		$14,201,446

Food Products — 1.7%
Conagra Brands, Inc.	36,179	$1,220,680
Hershey Co. (The)	11,826	1,291,045
Hormel Foods Corp.	21,160	680,082
Kraft Heinz Co. (The)	49,708	3,854,855
Lamb Weston Holdings, Inc.	16,086	754,273
Mondelez International, Inc., Class A	213,793	8,692,823

		$16,493,758

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	13,617	$726,603
Baxter International, Inc.	36,672	2,301,168
Edwards Lifesciences Corp.(1)	22,126	2,418,593
Intuitive Surgical, Inc.(1)	11,805	12,346,614
Stryker Corp.	33,820	4,803,116

		$22,596,094

Health Care Providers & Services — 1.8%
Cigna Corp.	36,534	$6,829,666
DaVita, Inc.(1)	11,550	685,954
McKesson Corp.	7,813	1,200,155
UnitedHealth Group, Inc.	46,743	9,154,617

		$17,870,392

Hotels, Restaurants & Leisure — 2.4%
ILG, Inc.	9,987	$266,953
Marriott International, Inc., Class A	98,709	10,883,654
McDonald’s Corp.	35,561	5,571,697
Yum China Holdings, Inc.(1)	37,349	1,492,840
Yum! Brands, Inc.	72,349	5,325,610

		$23,540,754

Household Durables — 0.2%
Whirlpool Corp.	8,566	$1,579,913

		$1,579,913

Household Products — 0.9%
Clorox Co. (The)	39,829	$5,253,843
Colgate-Palmolive Co.	26,967	1,964,546
Procter & Gamble Co. (The)	16,369	1,489,252

		$8,707,641

Security	Shares	Value
Industrial Conglomerates — 1.6%
3M Co.	11,474	$2,408,393
General Electric Co.	159,649	3,860,313
Honeywell International, Inc.	64,422	9,131,174

		$15,399,880

Insurance — 1.6%
Aon PLC	4,957	$724,218
Chubb, Ltd.	35,393	5,045,272
Marsh & McLennan Cos., Inc.	15,767	1,321,432
Travelers Cos., Inc. (The)	40,848	5,004,697
Unum Group	70,698	3,614,789

		$15,710,408

Internet & Direct Marketing Retail — 5.3%
Amazon.com, Inc.(1)	45,881	$44,107,699
Liberty Ventures, Series A(1)	11,445	658,660
Netflix, Inc.(1)	39,110	7,092,598

		$51,858,957

Internet Software & Services — 10.4%
Alphabet, Inc., Class A(1)	32,784	$31,922,436
Alphabet, Inc., Class C(1)	26,500	25,416,415
eBay, Inc.(1)	99,341	3,820,655
Facebook, Inc., Class A(1)	211,946	36,215,213
VeriSign, Inc.(1)	39,197	4,170,169

		$101,544,888

IT Services — 3.1%
Alliance Data Systems Corp.	7,945	$1,760,215
Cognizant Technology Solutions Corp., Class A	143,537	10,412,174
DXC Technology Co.	859	73,771
Fidelity National Information Services, Inc.	62,742	5,859,475
International Business Machines Corp.	1,955	283,631
Mastercard, Inc., Class A	38,080	5,376,896
Visa, Inc., Class A	63,696	6,703,367

		$30,469,529

Life Sciences Tools & Services — 0.2%
PerkinElmer, Inc.	23,065	$1,590,793

		$1,590,793

Machinery — 1.6%
Caterpillar, Inc.	5,735	$715,212
Dover Corp.	29,870	2,729,819
Ingersoll-Rand PLC	23,525	2,097,724
Parker-Hannifin Corp.	14,287	2,500,511
Stanley Black & Decker, Inc.	50,670	7,649,650

		$15,692,916

Media — 4.1%
CBS Corp., Class B	88,076	$5,108,408
Comcast Corp., Class A	603,498	23,222,603
Walt Disney Co. (The)	119,119	11,741,560

		$40,072,571

Security	Shares	Value
Metals & Mining — 0.2%
Newmont Mining Corp.	25,563	$958,868
Nucor Corp.	22,035	1,234,841

		$2,193,709

Multi-Utilities — 0.8%
CMS Energy Corp.	177,055	$8,201,188

		$8,201,188

Multiline Retail — 0.3%
Macy’s, Inc.	81,687	$1,782,410
Nordstrom, Inc.	11,790	555,899
Target Corp.	8,193	483,469

		$2,821,778

Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.	66,225	$7,781,438
EOG Resources, Inc.	32,900	3,182,746
Exxon Mobil Corp.	54,909	4,501,440
Murphy Oil Corp.	91,974	2,442,829
Phillips 66	57,101	5,231,023
Pioneer Natural Resources Co.	5,000	737,700
Williams Cos., Inc. (The)	37,548	1,126,815

		$25,003,991

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	72,774	$7,847,948

		$7,847,948

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	106,404	$6,782,191
Eli Lilly & Co.	12,046	1,030,415
Johnson & Johnson	43,189	5,615,002
Merck & Co., Inc.	158,250	10,132,747
Pfizer, Inc.	242,074	8,642,042

		$32,202,397

Professional Services — 0.5%
Equifax, Inc.	15,738	$1,668,071
Nielsen Holdings PLC	8,843	366,542
Robert Half International, Inc.	51,102	2,572,475

		$4,607,088

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	24,669	$934,462

		$934,462

Road & Rail — 0.8%
CSX Corp.	20,000	$1,085,200
Kansas City Southern	4,645	504,819
Norfolk Southern Corp.	9,503	1,256,677
Ryder System, Inc.	12,392	1,047,743
Union Pacific Corp.	37,756	4,378,563

		$8,273,002

Semiconductors & Semiconductor Equipment — 5.8%
Analog Devices, Inc.	56,522	$4,870,501
ASML Holding NV - NY Shares	16,394	2,806,653
Cypress Semiconductor Corp.	38,941	584,894
Intel Corp.	285,159	10,858,855

Security	Shares	Value
Microchip Technology, Inc.	30,000	$2,693,400
NXP Semiconductors NV(1)	50,530	5,714,438
ON Semiconductor Corp.(1)	99,333	1,834,680
Qorvo, Inc.(1)	11,712	827,804
QUALCOMM, Inc.	183,978	9,537,419
Texas Instruments, Inc.	185,074	16,590,033
Versum Materials, Inc.	6,541	253,922
Xperi Corp.	28,424	719,127

		$57,291,726

Software — 7.3%
Micro Focus International PLC ADR(1)	1,373	$43,799
Microsoft Corp.	748,152	55,729,842
Oracle Corp.	256,551	12,404,241
Red Hat, Inc.(1)	28,914	3,205,406

		$71,383,288

Specialty Retail — 1.7%
Advance Auto Parts, Inc.	26,636	$2,642,291
Best Buy Co., Inc.	28,506	1,623,702
Home Depot, Inc. (The)	58,008	9,487,788
Tiffany & Co.	28,579	2,622,981

		$16,376,762

Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	478,298	$73,715,288
Hewlett Packard Enterprise Co.	10,000	147,100

		$73,862,388

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	147,264	$7,635,638

		$7,635,638

Tobacco — 1.2%
Altria Group, Inc.	27,194	$1,724,644
Philip Morris International, Inc.	87,820	9,748,898

		$11,473,542

Trading Companies & Distributors — 0.4%
Fastenal Co.	79,244	$3,611,941

		$3,611,941

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(1)	16,000	$986,560

		$986,560

Total Common Stocks — 96.6% (identified cost $262,434,445)		$945,749,375

Total Call Options Written — (0.9)% (premiums received $7,022,512)		$(8,927,050)

Other Assets, Less Liabilities — 4.3%		$42,342,165

Net Assets — 100.0%		$979,164,490

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

Call Options Written — (0.9)%

Exchange-Traded Options — (0.9)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	155	$92,679,119	$6,000	10/6/17	$(358,825)
NASDAQ 100 Index	155	92,679,119	5,990	10/13/17	(708,350)
NASDAQ 100 Index	155	92,679,119	6,000	10/20/17	(843,975)
NASDAQ 100 Index	160	95,668,768	6,025	10/27/17	(907,200)
S&P 500 Index	185	46,608,160	2,480	10/2/17	(724,275)
S&P 500 Index	185	46,608,160	2,480	10/4/17	(729,825)
S&P 500 Index	185	46,608,160	2,485	10/6/17	(647,500)
S&P 500 Index	185	46,608,160	2,495	10/9/17	(491,175)
S&P 500 Index	185	46,608,160	2,505	10/11/17	(364,450)
S&P 500 Index	185	46,608,160	2,490	10/13/17	(624,375)
S&P 500 Index	185	46,608,160	2,510	10/16/17	(340,400)
S&P 500 Index	185	46,608,160	2,510	10/18/17	(365,375)
S&P 500 Index	185	46,608,160	2,505	10/20/17	(459,725)
S&P 500 Index	185	46,608,160	2,505	10/23/17	(475,450)
S&P 500 Index	185	46,608,160	2,510	10/25/17	(430,125)
S&P 500 Index	185	46,608,160	2,510	10/27/17	(456,025)

Total					$(8,927,050)

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $8,927,050.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$945,749,375 *	$—	$—	$945,749,375
Total Investments	$945,749,375	$—	$—	$945,749,375

Liability Description
Call Options Written	$(8,927,050)	$—	$—	$(8,927,050)
Total	$(8,927,050)	$—	$—	$(8,927,050)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017